UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02589
Eaton Vance Series Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a series of the Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2004, the value of the Fund’s investment in the Portfolio was $957,031,795 and the Fund owned approximately 5.4% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Tax-Managed Growth Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value

Aerospace and Defense — 2.8%
Boeing Company (The)	796,801	$41,130,868
General Dynamics	735,000	75,043,500
Honeywell International, Inc.	275,998	9,897,288
Northrop Grumman Corp.	3,397,103	181,167,503
Raytheon Company	340,663	12,938,381
Rockwell Collins, Inc.	203,032	7,540,608
Teledyne Technologies Incorporated (1)	6,117	153,170
United Technologies Corp.	1,793,766	167,501,869
		$495,373,187

Air Freight and Logistics — 2.8%
FedEx Corporation	2,106,578	180,512,669
Robinson (C.H.) Worldwide, Inc.	1,116,820	51,809,280
United Parcel Service, Inc. Class B	3,448,186	261,786,280
		$494,108,229

Airlines — 0.0%
Southwest Airlines, Inc.	326,393	4,445,473
		$4,445,473

Auto Components — 0.2%
ArvinMeritor, Inc.	8,000	150,000
Borg-Warner Automotive, Inc.	393,991	17,055,870
Dana Corp.	25,000	442,250
Delphi Automotive Systems Corp.	6,199	57,589
Johnson Controls, Inc.	234,164	13,302,857
Visteon Corp.	10,050	80,299
Wabtec	94,504	1,766,280
		$32,855,145

Automobiles — 0.1%
DaimlerChrysler AG	7,000	289,940
Ford Motor Co.	148,057	2,080,201
General Motors Corp.	13,141	558,230
Harley-Davidson, Inc.	140,700	8,363,208
Honda Motor Co. Ltd. ADR	20,000	487,200
		$11,778,779

Beverages — 4.0%
Anheuser-Busch Companies, Inc.	4,439,989	221,777,451
Brown-Forman Corp. Class A	538,432	25,193,233
Brown-Forman Corp. Class B	34,520	1,581,016

Coca-Cola Company (The)	3,284,418	$131,540,941
Coca-Cola Enterprises, Inc.	1,756,930	33,205,977
PepsiCo., Inc.	6,318,857	307,412,393
		$720,711,011

Biotechnology — 1.6%
Amgen, Inc. (1)	3,893,965	220,709,936
Applera Corp. - Celera Genomics Group (1)	26,000	303,940
Biogen Idec Inc. (1)	10,000	611,700
Genzyme Corp. - General Division (1)	564,926	30,737,624
Gilead Sciences, Inc. (1)	115,482	4,316,717
Incyte Pharmaceuticals, Inc. (1)	14,294	137,651
Invitrogen Corp. (1)	467,551	25,710,629
Vertex Pharmaceuticals, Inc. (1)	13,000	136,500
		$282,664,697

Building Products — 1.1%
American Standard Companies, Inc. (1)	978,798	38,085,030
CRH plc	329,450	7,815,279
Masco Corporation	4,157,854	143,570,699
Water Pik Technologies (1)	2,141	31,901
		$189,502,909

Capital Markets — 4.4%
Affiliated Managers Group (1)	20,520	1,098,641
Bank of New York Co., Inc. (The)	440,633	12,853,265
Bear Stearns Companies, Inc.	83,352	8,015,962
Credit Suisse Group (1)	155,136	4,955,226
Federated Investors, Inc.	1,666,768	47,402,882
Franklin Resources, Inc.	1,462,116	81,527,588
Goldman Sachs Group, Inc.	682,738	63,658,491
Investors Financial Services Corp.	475,402	21,454,892
Knight Trading Group, Inc. (1)	1,750,000	16,152,500
Legg Mason, Inc.	26,462	1,409,604
Lehman Brothers Holdings, Inc.	68,984	5,499,404
Mellon Financial Corporation	221,912	6,144,743
Merrill Lynch & Co., Inc.	2,061,769	102,511,155
Morgan (J.P.) Chase & Co.	2,941,036	116,847,360
Morgan Stanley Dean Witter & Co.	4,760,004	234,668,197
Northern Trust Corp.	286,197	11,676,838
Nuveen Investments Class A	150,000	4,440,000
Piper Jaffray Companies, Inc. (1)	41,059	1,625,526
Price (T. Rowe) Group, Inc.	183,291	9,336,844
Raymond James Financial, Inc.	147,337	3,553,768
Schwab (Charles) & Co.	943,350	8,669,386
State Street Corp.	131,670	5,623,626
UBS AG	63,392	4,458,359
Waddell & Reed Financial, Inc., Class A	340,438	7,489,636
		$781,073,893

Chemicals — 0.9%
Airgas, Inc.	389,753	$9,381,355
Arch Chemicals, Inc.	4,950	141,322
Bayer AG ADR	40,000	1,097,200
Dow Chemical Co. (The)	247,183	11,167,728
DuPont (E.I.) de Nemours & Co.	1,305,644	55,881,563
Ecolab, Inc.	258,423	8,124,819
MacDermid, Inc.	61,937	1,793,696
Monsanto Company	31,618	1,151,528
Olin Corp.	9,900	198,000
PPG Industries, Inc.	23,542	1,442,654
Rohm and Haas, Co.	2,601	111,765
RPM, Inc.	84,416	1,489,942
Sigma-Aldrich Corp.	630,897	36,592,026
Solutia Inc. (1)	20,293	5,276
Valspar Corp.	818,316	38,198,991
		$166,777,865

Commercial Banks — 8.6%
AmSouth Bancorporation	636,490	15,530,356
Associated Banc-Corp.	1,123,722	36,037,765
Bank of America Corporation	4,854,819	210,359,307
Bank of Hawaii Corp.	49,425	2,335,331
Bank of Montreal	267,659	11,685,992
Banknorth Group, Inc.	35,279	1,234,765
BB&T Corp.	1,826,737	72,503,192
Canadian Imperial Bank of Commerce	100,000	5,338,000
City National Corp.	273,260	17,748,237
Colonial Bancgroup, Inc. (The)	253,936	5,192,991
Comerica, Inc.	331,589	19,679,807
Commerce Bancshares, Inc.	147,766	7,106,067
Community First Bankshares, Inc.	273,002	8,752,444
Compass Bancshares, Inc.	311,334	13,642,656
Fifth Third Bancorp	1,310,841	64,519,594
First Citizens BancShares, Inc.	30,600	3,610,800
First Financial Bancorp.	47,933	818,696
First Horizon National Corp.	156,325	6,778,252
First Midwest Bancorp, Inc.	815,329	28,177,770
Hibernia Corp. Class A	187,345	4,947,781
HSBC Holdings PLC ADR	567,965	45,323,607
Huntington Bancshares, Inc.	578,423	14,408,517
Keycorp	625,951	19,780,052
M&T Bank Corp.	47,419	4,537,998
Marshall & Ilsley Corp.	683,798	27,557,059
National City Corp.	1,640,288	63,347,923
National Commerce Financial Corp.	1,236,446	42,298,818
North Fork Bancorporation, Inc.	53,534	2,379,586
PNC Bank Corp.	156,003	8,439,762

Popular, Inc.	1,432	$37,662
Regions Financial Corp.	2,282,030	75,443,912
Royal Bank of Canada	321,353	15,193,570
Royal Bank of Scotland Group PLC	50,837	1,468,786
S&T Bancorp, Inc.	100,000	3,571,000
Societe Generale	809,647	71,859,040
SouthTrust Corp.	466,266	19,424,642
Southwest Bancorporation of Texas, Inc.	1,486,151	29,931,081
SunTrust Banks, Inc.	598,015	42,106,236
Synovus Financial Corp.	1,345,581	35,186,943
TCF Financial Corporation	72,500	2,196,025
U.S. Bancorp	5,427,294	156,848,797
Valley National Bancorp	186,942	4,774,499
Wachovia Corp.	1,862,321	87,435,971
Wells Fargo & Company	2,850,892	169,998,690
Westamerica Bancorporation	268,474	14,736,538
Whitney Holding Corp.	348,700	14,645,400
Zions Bancorporation	251,399	15,345,395
		$1,524,277,312

Commercial Services and Supplies — 2.2%
Allied Waste Industries, Inc. (1)	1,674,390	14,818,351
Apollo Group, Inc. Class A (1)	18,411	1,350,815
Avery Dennison Corp.	1,350,977	88,867,267
Banta Corp.	42,341	1,683,055
Block (H&R), Inc.	732,354	36,192,935
Cendant Corp.	549,359	11,866,154
Century Business Services, Inc. (1)	185,000	830,650
Cintas Corp.	1,438,457	60,472,732
Consolidated Graphics, Inc. (1)	70,215	2,942,008
Deluxe Corporation	32,000	1,312,640
Donnelley (R.R.) & Sons Co.	115,244	3,609,442
Equifax, Inc.	80,000	2,108,800
Gevity HR, Inc.	78,125	1,201,562
HNI Corp.	1,528,539	60,499,574
Hudson Highland Group, Inc. (1)	11,581	338,049
Ikon Office Solutions, Inc.	83,040	998,141
Imagistics International Inc. (1)	809	27,182
Laureate Education Inc. (1)	520,213	19,362,328
Manpower, Inc.	2,000	88,980
Miller (Herman) Inc.	541,800	13,355,370
Monster Worldwide Inc. (1)	154,426	3,805,057
Navigant Consulting, Inc. (1)	463,017	10,167,853
Pitney Bowes, Inc.	41,603	1,834,692
School Specialty Corp. (1)	49,197	1,938,854
ServiceMaster Co.	1,224,880	15,751,957
Steelcase Inc.	123,000	1,722,000
United Rentals, Inc. (1)	401,179	6,374,734
Waste Management, Inc.	1,201,093	32,837,883
		$396,359,065

Communications Equipment — 1.1%
3Com Corp. (1)	873,949	$3,688,065
ADC Telecommunications, Inc. (1)	301,164	545,107
Advanced Fibre Communications, Inc. (1)	15,000	238,500
Alcatel S.A. ADR (1)	43,728	512,929
Avaya, Inc. (1)	56,800	791,792
Ciena Corp. (1)	380,378	753,148
Cisco Systems, Inc. (1)	4,231,791	76,595,417
Comverse Technology, Inc. (1)	380,605	7,166,792
Corning, Inc. (1)	3,151,520	34,918,842
Enterasys Networks, Inc. (1)	55,945	89,512
JDS Uniphase Corp. (1)	52,451	176,760
Lucent Technologies, Inc. (1)	555,464	1,760,821
McData Corp., Class A (1)	17,982	90,449
Motorola, Inc.	921,114	16,616,897
Nokia Corp., Class A, ADR	2,050,478	28,132,558
Nortel Networks Corp. (1)	1,182,334	4,019,936
Qualcomm, Inc.	688,224	26,868,265
Riverstone Networks, Inc. (1)	28,706	24,113
Tellabs, Inc. (1)	102,845	945,146
		$203,935,049

Computers and Peripherals — 3.1%
Dell Inc. (1)	4,319,781	153,784,204
EMC Corp. (1)	1,388,652	16,025,044
Gateway, Inc. (1)	95,621	473,324
Hewlett-Packard Co.	1,083,360	20,313,000
International Business Machines Corp.	2,442,237	209,397,400
Lexmark International Group, Inc. (1)	1,704,885	143,227,389
Network Appliance, Inc. (1)	488,000	11,224,000
Palmone, Inc. (1)	65,230	1,985,601
Sun Microsystems, Inc. (1)	366,670	1,481,347
		$557,911,309

Construction and Engineering — 0.1%
Dycom Industries, Inc. (1)	149,711	4,250,295
Jacobs Engineering Group, Inc. (1)	241,377	9,242,325
		$13,492,620

Construction Materials — 0.1%
Vulcan Materials Company	184,512	9,400,886
		$9,400,886

Consumer Finance — 1.0%
American Express Co.	566,478	29,150,958
Capital One Financial Corp.	1,310,857	96,872,332
MBNA Corporation	456,002	11,491,250

Providian Financial Corp. (1)	457,296	$7,106,380
SLM Corp.	905,499	40,385,255
		$185,006,175

Containers and Packaging — 0.1%
Bemis Co.	295,186	7,846,044
Caraustar Industries, Inc. (1)	180,949	3,034,515
Sealed Air Corp. (1)	37,014	1,715,599
Sonoco Products Co.	160,690	4,248,644
Temple-Inland, Inc.	57,962	3,892,148
		$20,736,950

Department Stores — 0.0%
Neiman Marcus Group, Inc. (The)	27,117	1,443,980
		$1,443,980

Distributors — 0.1%
Genuine Parts Company	323,060	12,399,043
		$12,399,043

Diversified Financial Services — 1.1%
Citigroup Inc.	4,148,165	183,017,040
Finova Group, Inc. (1)	175,587	21,070
ING groep, N.V. ADR	257,281	6,504,064
Moody’s Corp.	47,543	3,482,525
		$193,024,699

Diversified Telecommunication Services — 2.1%
Alltel Corp.	1,636,949	89,884,870
AT&T Corp.	495,955	7,102,076
BCE, Inc.	3,400,000	73,610,000
BellSouth Corp.	458,879	12,444,798
Cincinnati Bell Inc. (1)	169,013	589,855
Citizens Communications Co.	13,568	181,676
Deutsche Telekom AG (1)	2,006,790	37,446,701
McLeodUSA (1)	21,974	9,449
PTEK Holdings, Inc. (1)	28,000	239,960
Qwest Communications International, Inc. (1)	59,924	199,547
RSL Communications Ltd. (1)	247,161	2,472
SBC Communications, Inc.	1,469,849	38,142,582
Sprint Corp. - FON Group	101,903	2,051,307
Talk America Holdings, Inc. (1)	9,703	50,747
Telefonos de Mexico ADR	2,000,000	64,540,000
Verizon Communications	1,075,965	42,371,502
		$368,867,542

Electric Utilities — 0.3%
Ameren Corp.	5,000	230,750
American Electric Power, Inc.	960	30,682

Exelon Corp.	1,002,000	$36,763,380
PG&E Corp. (1)	47,705	1,450,232
Southern Co. (The)	85,985	2,577,830
TECO Energy, Inc.	34,145	461,982
TXU Corp.	250,196	11,989,392
Wisconsin Energy Corp.	9,576	305,474
		$53,809,722

Electrical Equipment — 0.5%
American Power Conversion Corp.	34,704	603,503
Baldor Electric Co.	149,060	3,526,760
Emerson Electric Co.	1,253,072	77,552,626
Rockwell International Corp.	156,699	6,064,251
Roper Industries, Inc.	23,122	1,328,590
Thomas & Betts Corp.	114,600	3,073,572
		$92,149,302

Electronic Equipment and Instruments — 0.7%
Agilent Technologies, Inc. (1)	569,891	12,292,549
Arrow Electronics, Inc. (1)	8,750	197,575
Dionex Corp. (1)	139,750	7,644,325
Flextronics International Ltd. (1)	272,653	3,612,652
Jabil Circuit, Inc. (1)	2,127,971	48,943,333
Molex, Inc., Class A	65,367	1,719,806
National Instruments Corp.	735,687	22,269,245
PerkinElmer, Inc.	254,526	4,382,938
Plexus Corp. (1)	158,108	1,745,512
Sanmina Corp. (1)	1,140,602	8,041,244
Solectron Corporation (1)	1,752,794	8,676,330
X-Rite Incorporated	288,000	4,196,160
		$123,721,669

Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	457,604	20,006,447
Core Laboratories N.V. (1)	31,290	769,421
Grant Prideco, Inc. (1)	35,444	726,248
Halliburton Company	990,930	33,384,432
National-Oilwell, Inc. (1)	573,218	18,835,943
Schlumberger Ltd.	559,525	37,661,628
Smith International, Inc. (1)	140,000	8,502,200
Transocean Sedco Forex, Inc. (1)	6,315	225,951
		$120,112,270

Food and Staples Retailing — 2.1%
Albertson’s, Inc.	1,022,715	24,473,570
Casey’s General Stores, Inc.	89,966	1,672,468
Costco Wholesale Corp.	905,132	37,617,286
CVS Corp.	131,268	5,530,321
Kroger Co. (The) (1)	1,358,945	21,090,826

Safeway, Inc. (1)	1,259,438	$24,319,748
Sysco Corp.	1,751,256	52,397,580
Sysco Corp. (2) (3)	32,036	958,158
Sysco Corp. (2) (3)	25,000	747,439
Walgreen Co.	778,361	27,888,675
Wal-Mart Stores, Inc.	3,453,195	183,709,974
Winn-Dixie Stores, Inc.	209,413	647,086
		$381,053,131

Food Products — 2.6%
Archer-Daniels-Midland Co.	1,143,641	19,419,024
Campbell Soup Co.	1,242,265	32,659,147
Conagra Inc.	1,654,834	42,545,782
Dean Foods Co. (1)	443,988	13,328,520
Del Monte Foods, Co. (1)	99,492	1,043,671
General Mills, Inc.	233,465	10,482,578
Heinz (H.J.) Co.	292,208	10,525,332
Hershey Foods Corp.	507,811	23,719,852
JM Smucker Co.	12,801	568,492
Kellogg Co.	68,734	2,932,192
Kraft Foods, Inc.	465	14,750
McCormick & Co., Inc.	1,624	55,768
Nestle SA	250,000	57,385,481
Sara Lee Corp.	3,598,345	82,258,167
Smithfield Foods, Inc. (1)	4,207,530	105,188,250
Tyson Foods, Inc.	315,272	5,050,657
Wrigley (Wm.) Jr. Company Class A	919,857	58,236,147
		$465,413,810

Gas Utilities — 0.6%
Kinder Morgan, Inc.	1,781,672	111,924,635
		$111,924,635

Health Care Equipment and Supplies — 1.5%
Advanced Medical Optics (1)	3,558	140,790
Bausch & Lomb, Inc.	29,250	1,943,662
Baxter International, Inc.	246,713	7,934,290
Becton & Dickinson and Co.	64,173	3,317,744
Biomet, Inc.	419,890	19,684,443
Boston Scientific Corporation (1)	1,110,370	44,115,000
Dentsply International, Inc.	10,928	567,600
Edwards Lifesciences Corp. (1)	14,353	480,825
Guidant Corp.	74,638	4,929,094
Hillenbrand Industries, Inc.	586,943	29,658,230
Hospira, Inc. (1)	238,112	7,286,227
Lumenis Ltd. (1)	100,000	155,000
Medtronic, Inc.	2,293,183	119,016,198
St. Jude Medical, Inc. (1)	24,014	1,807,534
Steris Corp. (1)	8,125	178,262

Stryker Corp.	8,000	$384,640
VISX, Inc. (1)	50,000	1,030,000
Waters Corp. (1)	165,841	7,313,588
Zimmer Holdings, Inc. (1)	255,085	20,161,918
		$270,105,045

Health Care Providers and Services — 1.8%
AmerisourceBergen Corp.	141,513	7,600,663
Andrx Group (1)	180,170	4,028,601
Beverly Enterprises, Inc. (1)	357,143	2,703,573
Cardinal Health, Inc.	1,879,133	82,249,651
Caremark Rx, Inc. (1)	701,471	22,496,175
Cigna Corp.	11,836	824,141
Express Scripts, Inc. (1)	26,658	1,741,834
HCA Inc.	140	5,341
Health Management Associates, Inc., Class A	1,036,833	21,182,498
IDX Systems Corp. (1)	60,000	1,947,000
IMS Health, Inc.	280,530	6,710,278
McKesson HBOC, Inc.	201,169	5,159,985
Medco Health Solutions, Inc. (1)	131,141	4,052,257
Parexel International Corp. (1)	27,837	545,605
Renal Care Group, Inc. (1)	480,046	15,471,883
Schein (Henry), Corp. (1)	1,196,187	74,534,412
Service Corp. International (1)	142,389	884,236
Stewart Enterprises, Inc. (1)	114,000	792,300
Sunrise Assisted Living, Inc. (1)	144,000	5,057,280
Tenet Healthcare Corp. (1)	3,961	42,739
UnitedHealth Group, Inc.	201,976	14,893,710
Ventiv Health, Inc. (1)	160,833	2,726,119
Wellpoint Health Networks (1)	404,000	42,456,360
		$318,106,641

Hotels, Restaurants and Leisure — 1.7%
Brinker International, Inc. (1)	304,144	9,474,086
Carnival Corporation	565,071	26,722,208
CBRL Group, Inc.	62,047	2,238,656
Darden Restaurants Inc.	184,714	4,307,530
Evans (Bob) Farms, Inc.	51,662	1,403,140
Gaylord Entertainment Co. (1)	428,482	13,282,942
International Game Technology	400,000	14,380,000
International Speedway Corporation	118,344	5,905,366
Jack in the Box, Inc. (1)	500,000	15,865,000
Lone Star Steakhouse & Saloon, Inc.	145,981	3,770,689
Marriott International, Inc.	288,169	14,973,261
McDonald’s Corp.	645,986	18,106,988
MGM Grand, Inc. (1)	94,445	4,689,194
Navigant International, Inc. (1)	44,278	723,060
Outback Steakhouse, Inc.	1,641,207	68,159,327
Papa John’s International, Inc. (1)	196,599	6,031,657

Royal Caribbean Cruises Ltd.	500,000	$21,800,000
Sonic Corp. (1)	159,765	4,094,777
Starbucks Corp. (1)	1,238,674	56,310,120
Yum! Brands, Inc.	244,109	9,925,472
		$302,163,473

Household Durables — 0.6%
Blyth Industries, Inc.	708,382	21,889,004
D.R. Horton Inc. (1)	302,275	10,008,325
Department 56, Inc.	255,162	4,159,141
Fortune Brands Inc.	133,642	9,901,536
Helen of Troy Ltd. (1)	20,000	544,400
Interface, Inc. Class A (1)	75,467	605,245
Leggett & Platt, Inc.	1,611,386	45,279,947
Maytag Corp.	27,073	497,331
Newell Rubbermaid, Inc.	374,251	7,499,990
Snap-On, Inc.	42,453	1,170,005
		$101,554,924

Household Products — 1.8%
Clorox Co. (The)	53,688	2,861,570
Colgate-Palmolive Co.	689,356	31,145,104
Energizer Holdings (1)	168,981	7,790,024
Kimberly-Clark Corp.	1,499,581	96,857,937
Procter & Gamble Co.	3,229,638	174,788,009
		$313,442,644

Industrial Conglomerates — 2.8%
3M Co.	690,487	55,218,245
General Electric Co.	11,515,917	386,704,493
Teleflex, Inc.	47,559	2,021,257
Tyco International Ltd.	1,856,144	56,909,375
		$500,853,370

Insurance — 6.4%
21st Century Insurance Group	70,700	943,845
Aegon N.V. ADR	5,311,829	57,367,753
AFLAC Inc.	2,165,180	84,896,708
Allstate Corp. (The)	195,176	9,366,496
American International Group, Inc.	5,671,264	385,589,239
AON Corp.	826,887	23,764,732
Berkshire Hathaway, Inc., Class A (1)	467	40,465,550
Berkshire Hathaway, Inc., Class B (1)	40,659	116,731,989
Chubb Corporation	3,777	265,448
Commerce Group, Inc.	120,000	5,808,000
Delphi Financial Group Inc.	9,672	388,524
Gallagher (Arthur J.) and Co.	902,480	29,899,162
Hartford Financial Services Group, Inc.	13,797	854,448
Jefferson-Pilot Corp.	186,999	9,286,370

Lincoln National Corp.	52,903	$2,486,441
Manulife Financial Corp.	74,958	3,282,411
Marsh & McLennan Cos., Inc.	1,516,785	69,408,082
MetLife, Inc.	1,869,700	72,263,905
Old Republic International Corp.	240,548	6,020,916
Progressive Corp.	1,991,008	168,737,928
Safeco Corp.	177,122	8,085,619
St. Paul Companies, Inc. (The)	315,997	10,446,861
Torchmark Corp.	431,064	22,923,984
UICI	43,597	1,427,366
UnumProvident Corp.	53,710	842,710
XL Capital Ltd., Class A	84,232	6,232,326
		$1,137,786,813

Internet and Catalog Retail — 0.4%
Amazon.com Inc. (1)	23,500	960,210
eBay, Inc. (1)	619,501	56,956,922
IAC/InterActivecorp (1)	806,192	17,752,348
		$75,669,480

Internet Software and Services — 0.0%
Retek, Inc. (1)	110,742	504,984
		$504,984

IT Services — 3.1%
Accenture Ltd. (1)	4,038,000	109,227,900
Acxiom Corp.	647,804	15,378,867
Affiliated Computer Services (1)	183,730	10,228,249
Automatic Data Processing, Inc.	1,597,695	66,016,757
BISYS Group, Inc. (The) (1)	280,492	4,097,988
Ceridian Corp. (1)	166,750	3,069,867
Certegy, Inc.	42,862	1,594,895
Computer Sciences Corp. (1)	375,353	17,679,126
CSG Systems International, Inc. (1)	25,200	388,332
DST Systems, Inc. (1)	391,634	17,415,964
eFunds Corp. (1)	17,645	328,021
Electronic Data Systems Corp.	89,262	1,730,790
First Data Corp.	4,934,877	214,667,149
Fiserv, Inc. (1)	300,000	10,458,000
Gartner Group, Inc., Class A (1)	4,811	56,241
Gartner Group, Inc., Class B (1)	27,576	318,503
Keane, Inc. (1)	50,295	772,531
Paychex, Inc.	1,395,095	42,062,114
Perot Systems Corp. (1)	726,775	11,672,006
Safeguard Scientifics, Inc. (1)	26,579	49,703
SunGard Data Systems, Inc. (1)	885,610	21,050,950
		$548,263,953

Leisure Equipment and Products — 0.0%
Eastman Kodak Co.	118,108	$3,805,440
Mattel, Inc.	1,448	26,252
		$3,831,692

Machinery — 2.9%
Caterpillar, Inc.	51,255	4,123,465
Danaher Corporation	4,031,970	206,759,422
Deere & Co.	3,350,000	216,242,500
Donaldson Company, Inc.	80,440	2,283,692
Dover Corp.	165,567	6,435,589
Federal Signal Corp.	283,471	5,266,891
Illinois Tool Works, Inc.	755,506	70,390,494
ITT Industries, Inc.	4,214	337,078
Nordson Corporation	163,978	5,629,365
Parker-Hannifin Corporation	30,653	1,804,236
Tecumseh Products Co., Class A	125,700	5,263,059
		$524,535,791

Media — 5.4%
ADVO, Inc.	750,000	23,205,000
Arbitron, Inc. (1)	30,885	1,130,700
Belo (A.H.) Corp.	542,924	12,237,507
Cablevision Systems Corp. (1)	207,410	4,206,275
Catalina Marketing Corp. (1)	88,490	2,042,349
Clear Channel Communications, Inc.	216,023	6,733,437
Comcast Corp. Class A (1)	2,368,695	66,891,947
Comcast Corp. Class A Special (1)	1,280,622	35,754,966
Cox Communications, Inc., Class A (1)	644,229	21,343,307
Disney (Walt) Company	4,819,773	108,685,881
EchoStar Communications, Class A (1)	35,150	1,093,868
Entercom Communications Corp. (1)	220,000	7,185,200
Gannett Co., Inc.	1,618,676	135,580,302
Havas Advertising, S.A. ADR	3,142,938	17,569,023
Interpublic Group of Companies, Inc. (1)	1,452,505	15,382,028
Knight Ridder, Inc.	18,123	1,186,150
Lamar Advertising Co. (1)	243,271	10,122,506
Liberty Media Corp. Class A (1)	1,013,104	8,834,267
Liberty Media Corp. Class B (1)	32,876	303,445
Liberty Media International Inc. Class A (1)	50,655	1,689,952
Liberty Media International Inc. Class B (1)	1,643	59,608
McClatchy Co. (The)	48,066	3,404,515
McGraw-Hill Companies, Inc. (The)	462,964	36,893,601
Meredith Corp.	190,000	9,762,200
New York Times Co. (The), Class A	303,168	11,853,869
News Corporation Ltd.	93,967	2,943,986
Omnicom Group, Inc.	2,318,719	169,405,610
Proquest Company (1)	115,000	2,955,500
Publicis Groupe SA	360,784	10,334,285
Reuters Holdings plc ADR	1,431	48,683

Scripps (The E.W) Company	51,066	$2,439,933
Time Warner Inc. (1)	4,107,105	66,288,675
Tribune Co.	1,428,878	58,798,330
Univision Communications, Inc. (1)	901,298	28,490,030
Viacom, Inc., Class A	29,774	1,012,316
Viacom, Inc., Class B	991,337	33,269,270
Vivendi Universal S.A. ADR (1)	490,725	12,626,354
Washington Post Co. (The)	14,970	13,772,400
Westwood One, Inc. (1)	122,400	2,419,848
WPP Group plc	139,450	1,300,068
WPP Group plc ADR	237,655	11,098,251
		$960,355,442

Metals and Mining — 0.4%
Alcoa, Inc.	797,947	26,803,040
Allegheny Technologies, Inc.	21,408	390,696
Inco, Ltd. (1)	200,000	7,810,000
Nucor Corp.	221,462	20,234,983
Phelps Dodge Corp.	14,862	1,367,750
Steel Dynamics, Inc.	311,800	12,041,716
Worthington Industries, Inc.	75,160	1,604,666
		$70,252,851

Multiline Retail — 1.7%
99 Cents Only Stores (1)	1,142,232	16,253,961
Dollar General Corp.	101,456	2,044,338
Dollar Tree Stores, Inc. (1)	813,306	21,918,597
Family Dollar Stores, Inc.	2,618,411	70,958,938
Kohls Corp. (1)	55	2,650
May Department Stores Co. (The)	607,760	15,576,889
Nordstrom, Inc.	65,692	2,512,062
Penney (J.C.) Company, Inc.	503,751	17,772,335
Sears, Roebuck & Co.	20,626	821,946
Target Corp.	3,547,475	160,523,244
		$308,384,960

Multi-Utilities and Unregulated Power — 0.1%
AES Corporation (1)	49,542	494,925
Dominion Resources, Inc.	10,464	682,776
Duke Energy Corp.	418,870	9,587,934
Dynegy, Inc. (1)	63,525	316,990
National Fuel Gas Co.	4,000	113,320
		$11,195,945

Office Electronics — 0.0%
Xerox Corp. (1)	42,878	603,722
Zebra Technologies Corp., Class A (1)	13,500	823,635
		$1,427,357

Oil and Gas — 7.4%
Amerada Hess Corp.	18,947	$1,686,283
Anadarko Petroleum Corp.	2,557,003	169,682,719
Apache Corporation	2,073,396	103,897,874
Ashland, Inc.	85,716	4,806,953
BP plc ADR	5,077,535	292,110,589
Burlington Resources, Inc.	4,262,995	173,930,196
ChevronTexaco Corporation	298,534	16,013,364
ConocoPhillips	1,681,565	139,317,660
Devon Energy Corp.	507,678	36,050,215
El Paso Corp.	148,709	1,366,636
Exxon Mobil Corp.	6,131,946	296,356,950
Kerr - McGee Corp.	267,327	15,304,471
Marathon Oil Corp.	1,450	59,856
Murphy Oil Corporation	19,518	1,693,577
Newfield Exploration Company (1)	60,000	3,674,400
Royal Dutch Petroleum Co.	115,574	5,963,618
Total Fina Elf SA ADR	400,000	40,868,000
Valero Energy Corp.	51,510	4,131,617
Williams Companies Inc (The)	219,065	2,650,686
		$1,309,565,664

Paper and Forest Products — 0.2%
Georgia-Pacific Corp.	615,146	22,114,499
International Paper Co.	231,426	9,351,925
Louisiana-Pacific Corp.	70,750	1,835,963
MeadWestvaco Corp.	84,358	2,691,020
Weyerhaeuser Co.	86,478	5,749,057
		$41,742,464

Personal Products — 1.5%
Avon Products, Inc.	173,400	7,574,112
Gillette Company	3,968,536	165,646,693
Lauder (Estee) Companies, Inc.	2,092,312	87,458,642
		$260,679,447

Pharmaceuticals — 6.4%
Abbott Laboratories	2,372,304	100,490,797
Allergan, Inc.	38,000	2,756,900
Bristol-Myers Squibb Company	4,143,714	98,081,710
Elan Corp., PLC ADR (1)	31,838	745,009
Forest Laboratories, Inc. (1)	506,800	22,795,864
GlaxoSmithKline plc	430,517	18,826,508
Johnson & Johnson	3,294,148	185,559,357
King Pharmaceuticals, Inc. (1)	505,637	6,037,306
Lilly (Eli) & Co.	3,406,716	204,573,296
Merck & Co., Inc.	1,600,834	52,827,522
Mylan Laboratories, Inc.	27,992	503,856
Novo Nordisk ADR	292,277	16,008,011

Pfizer, Inc.	8,593,106	$262,949,044
Schering AG ADR	25,000	1,568,750
Schering-Plough Corp.	3,097,789	59,043,858
Sepracor, Inc. (1)	4,000	195,120
Teva Pharmaceutical Industries Ltd. ADR	2,400,000	62,280,000
Watson Pharmaceuticals, Inc. (1)	868,628	25,589,781
Wyeth Corp.	679,245	25,403,763
		$1,146,236,452

Real Estate — 0.2%
AvalonBay Communities, Inc.	28,867	1,738,371
Catellus Development Corp.	419,601	11,123,623
Forest City Enterprises - Class A	38,663	2,130,331
Jones Lang Lasalle, Inc. (1)	154,567	5,102,257
Plum Creek Timber Co., Inc.	198,791	6,963,649
Trammell Crow Co. (1)	764,200	12,013,224
		$39,071,455

Road and Rail — 0.2%
ANC Rental Corporation (1)	459,525	46
Burlington Northern Santa Fe Corp.	207,932	7,965,875
CSX Corporation	38,134	1,266,049
Florida East Coast Industries, Inc.	121,978	4,580,274
Heartland Express, Inc.	653,154	12,050,691
Kansas City Southern Industries, Inc. (1)	15,215	230,812
Norfolk Southern Corp.	3,990	118,663
Union Pacific Corp.	92,772	5,436,439
		$31,648,849

Semiconductors and Semiconductor Equipment — 1.8%
Agere Systems, Inc. (1)	6,495	6,820
Agere Systems, Inc., Class B (1)	159,398	162,586
Altera Corp. (1)	66,116	1,293,890
Analog Devices, Inc.	678,870	26,326,579
Applied Materials, Inc. (1)	798,392	13,165,484
Applied Materials, Inc. (1) (2) (3)	543,250	8,955,953
Broadcom Corp. (1)	468,586	12,787,712
Conexant Systems, Inc. (1)	134,174	216,020
Cypress Semiconductor Corporation (1)	152,742	1,350,239
Intel Corp.	9,323,095	187,021,286
KLA-Tencor Corp. (1)	106,811	4,430,520
KLA-Tencor Corp. (1) (2) (3)	50,000	2,073,222
Linear Technologies Corp.	187,760	6,804,422
LSI Logic Corporation (1)	132,810	572,411
Maxim Integrated Products Co.	374,351	15,831,304
Mindspeed Technologies Inc. (1)	44,724	89,448
Skyworks Solutions, Inc. (1)	98,685	937,508
Taiwan Semiconductor ADR	866	6,183
Teradyne, Inc. (1)	27,996	375,146

Texas Instruments, Inc.	1,920,320	$40,864,410
Xilinx, Inc.	68,074	1,837,998
		$325,109,141

Software — 2.5%
Adobe Systems, Inc.	258,794	12,802,539
Cadence Design Systems, Inc. (1)	900,000	11,736,000
Cognos, Inc. (1)	77,000	2,735,040
Computer Associates International, Inc.	33,070	869,741
Compuware Corp. (1)	150,944	777,362
Electronic Arts Inc. (1)	21,405	984,416
Fair, Isaac and Co., Inc.	1,001,706	29,249,815
Henry (Jack) & Associates	201,006	3,772,883
I2 Technologies, Inc. (1)	220,000	156,200
Intuit, Inc. (1)	937,533	42,563,998
Microsoft Corp.	9,289,285	256,848,730
Oracle Corp. (1)	817,568	9,222,167
PalmSource, Inc. (1)	20,208	419,114
Parametric Technology Corp. (1)	94,600	499,488
PeopleSoft, Inc. (1)	184,033	3,653,055
Reynolds & Reynolds, Co.	216,412	5,338,884
Sap AG ADR	600,000	23,370,000
Siebel Systems, Inc. (1)	179,184	1,351,047
Symantec Corporation (1)	649,861	35,664,372
VERITAS Software Corp. (1)	43,942	782,168
Wind River Systems, Inc. (1)	91,910	1,121,302
		$443,918,321

Specialty Retail — 2.0%
Abercrombie & Fitch Co.	11,225	353,588
AutoNation, Inc. (1)	3,007,635	51,370,406
Best Buy Co., Inc.	113,610	6,162,206
Boise Cascade Corporation	2,192	72,950
Burlington Coat Factory Warehouse Corp.	260,897	5,538,843
CarMax, Inc. (1)	67,797	1,461,025
Circuit City Stores, Inc.	216,000	3,313,440
Gap, Inc. (The)	541,012	10,116,924
Home Depot, Inc. (The)	3,675,552	144,081,638
Limited Brands, Inc.	766,158	17,077,662
Lowe’s Companies	898,113	48,812,442
Office Depot, Inc. (1)	205,276	3,085,298
Payless Shoesource, Inc. (1)	23,100	234,003
Pep Boys - Manny, Moe & Jack (The)	83,415	1,167,810
Pier 1 Imports, Inc.	44,982	813,275
Radioshack Corp.	631,599	18,088,995
Sherwin-Williams Co. (The)	80,569	3,541,813
Staples, Inc.	131,689	3,926,966
Tiffany & Co.	57,286	1,760,972
TJX Companies, Inc. (The)	1,716,834	37,839,021

Too, Inc. (1)	38,284	$691,792
		$359,511,069

Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc. (1)	365,720	15,513,842
Nike Inc., Class B	1,329,222	104,742,694
Unifi, Inc. (1)	1,208	2,754
		$120,259,290

Thrifts and Mortgage Finance — 1.0%
Countrywide Financial Corp.	1,499,998	59,084,921
Fannie Mae	321,081	20,356,535
Freddie Mac	135,586	8,845,631
Golden West Financial Corporation	37,295	4,137,880
GreenPoint Financial Corp.	1,081,474	50,191,208
MGIC Investment Corp.	85,000	5,656,750
Radian Group, Inc.	30,800	1,423,884
Washington Mutual, Inc.	927,674	36,253,500
		$185,950,309

Tobacco — 0.2%
Altria Group Inc.	741,151	34,863,743
UST, Inc.	439	17,674
		$34,881,417

Wireless Telecommunication Services — 0.2%
AT&T Wireless Services, Inc. (1)	1,010,324	14,932,589
Nextel Communications, Inc., Class A (1)	134,072	3,196,276
Telephone and Data Systems, Inc.	70,844	5,962,939
Vodafone Group plc ADR	277,187	6,682,979
		$30,774,783

Total Common Stocks
(identified cost, $14,917,955,075)		$17,792,114,383

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Multi-Utilities and Unregulated Power — 0.0%
Enron Corp. (1) (2)	11,050	12,823
		$12,823

Total Convertible Preferred Stocks
(identified cost, $4,500,777)		$12,823

Preferred Stocks — 0.0%

Security	Shares	Value

Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares) (1)	166,518	$250
		$250

Total Preferred Stocks
(identified cost, $39,407)		$250

Rights — 0.0%

Security	Shares	Value

Banks — 0.0%
Bank United Corp. (Litigation Contingent Payment Rights) (1)	102,072	$6,124
		$6,124

Computers and Business Equipment — 0.0%
Seagate Technology, Inc. (Tax Refund Rights) (1) (2)	197,392	0
		$0

Integrated Telecommunication Services — 0.0%
McLeodUSA (Escrow Rights) (1) (2)	1,592,200	0
		$0

Total Rights
(identified cost, $50,596)		$6,124

Total Investments — 99.9%
(identified cost, $14,922,545,855)		$17,792,133,580

Other Assets, Less Liabilities — 0.1%		$23,027,063

Net Assets — 100.0%		$17,815,160,643

ADR	-	American Depositary Receipt
1		Non-income producing security.
2		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
3

Security restricted to public resale and not registered under the Securities Act of 1933.  The securities are eligible for resale after December 17, 2004.  At September 30, 2004, the value of these securities totaled $12,734,772 or 0.07% of net assets.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,929,364,409
Gross unrealized appreciation	$12,866,559,625
Gross unrealized depreciation	(3,790,454)
Net unrealized appreciation	$12,862,769,171

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 17, 2004

By:	/S/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	November 17, 2004